Debentures - Additional Information (Detail) - BRL (R$) R$ in Thousands	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Boa Vista Servicos S A [member]
Disclosure Of Detailed Information About Debentures [Line Items]
Outstanding debentures	R$ 0	R$ 0	R$ 63,868	R$ 126,274